UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2007
Check here if Amendent []; Amendment Number:

This Amendment (Check only one.): [] is a restatement.
                                  [] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:    SMC Capital, Inc.
Address: 4350 Brownsboro Road
         Suite 310
         Louisville, Kentucky 40207
13F File Number: 801-44124

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Karen Carter
Title: Investment Accountant
Phone: 502-259-2815
Signature, Place, and Date of Signing:
   Karen Carter Louisville, Kentucky January 18, 2007
Report Type (Check only one.):
[x] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of other Included Managers: 0
Form 13F Information Table Entry Total: 43
Form 13F Information Table Value Total: $22704

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED MICRO DEVICES         COM              007903107      187 25000.00 SH       SOLE                 25000.00
ALLEGHENY TECH INC             COM              01741r102      432  5000.00 SH       SOLE                  5000.00
APPLE COMPUTER INC             COM              037833100     1696  8560.00 SH       SOLE                  8560.00
BROADCOM CORPORATION           COM              111320107      835 31960.00 SH       SOLE                 31960.00
CARIBOU COFFEE                 COM              142042209      411 102516.00SH       SOLE                102516.00
CISCO SYS INC                  COM              17275R102      313 11575.00 SH       SOLE                 11575.00
CITIZENS FINL CORP KY CL A     COM              174613208     2083  1282.00 SH       SOLE                  1282.00
COLDWATER CREEK INC            COM              193068103      167 25000.00 SH       SOLE                 25000.00
GENESIS LEASE LIMITED          COM              37183T107      563 30000.00 SH       SOLE                 30000.00
GIANT INTERACTIVE GROUP        COM              374511103      260 20000.00 SH       SOLE                 20000.00
GILEAD SCIENCE INC             COM              375558103      297  6450.00 SH       SOLE                  6450.00
GOOGLE INC.                    COM              38259p508      682   987.00 SH       SOLE                   987.00
Hatteras Financial Reit (144A) COM              41902r202      250 12500.00 SH       SOLE                 12500.00
INTEL CORP                     COM              458140100      255  9560.00 SH       SOLE                  9560.00
INTUITIVE SURGICAL INC.        COM              46120e602      714  2210.00 SH       SOLE                  2210.00
PEABODY ENERGY CORP.           COM              704549104      222  3600.00 SH       SOLE                  3600.00
PETREO BRASILERO ADS           COM              71654v408      461  4000.00 SH       SOLE                  4000.00
PMC-SIERRA INC                 COM              69344f106       93 14260.00 SH       SOLE                 14260.00
POWERSHARES QQQ TRUST, SERIES  COM              73935a104      799 15600.00 SH       SOLE                 15600.00
QUALCOMM                       COM              747525103      248  6290.00 SH       SOLE                  6290.00
RAIT FINANCIAL TRUST           COM              749227104      345 40000.00 SH       SOLE                 40000.00
RESEARCH IN MOTION LIMITED     COM              760975102     3056 26950.00 SH       SOLE                 26950.00
RIGEL PHARMACEUTICALS          COM              766559603      254 10000.00 SH       SOLE                 10000.00
SCHLUMBERGER LTD               COM              806857108      492  5000.00 SH       SOLE                  5000.00
SIRIUS SATELLITE RADIO INC.    COM              82966U103      606 200000.00SH       SOLE                200000.00
SONUS NETWORKS                 COM              835916107       67 11500.00 SH       SOLE                 11500.00
SPDR ENERGY SEL SECTR          COM              81369Y506      221  2785.00 SH       SOLE                  2785.00
TEVA PHARMACEUTICAL INDUSTRIES COM              881624209      636 13690.00 SH       SOLE                 13690.00
TRANSOCEAN SEDCO FOREX INC     COM              g90073100      671  4687.00 SH       SOLE                  4687.00
TRAVANTI PHARMA INC.-PVT.PLCMN COM              09060w909       50 40000.00 SH       SOLE                 40000.00
UNITED COMMUNITY BANKS, INC.   COM              90984P105      715 45230.00 SH       SOLE                 45230.00
WESTERN ALLIANCE BANCORP       COM              957638109      263 14000.00 SH       SOLE                 14000.00
GOOG, JAN. 580 CALLS           STK OPT          goo/ap         225       20 SH       SOLE                       20
AAG HOLDING CO. INC. 7.25%, 1/ PFD              000336305      485 25000.00 SH       SOLE                 25000.00
FIFTH THIRD CAPITAL TRUST 7.25 PFD              31678W204      216 10000.00 SH       SOLE                 10000.00
FNM PFD. 7%, 12/31/2007        PFD              313586794      236  5000.00 SH       SOLE                  5000.00
FRE 8.375% PFD Z (KBWI)        PFD              313400624      261 10000.00 SH       SOLE                 10000.00
JPM 6.20%, 10/15/34 (KBWI)     PFD              48122f207      203 10000.00 SH       SOLE                 10000.00
MBNA PFD.8.10%, 2/15/2033 SERI PFD              55270b201      248 10000.00 SH       SOLE                 10000.00
RAIT FINANCIAL TRUST 8.875% PF PFD              749227500      142 10000.00 SH       SOLE                 10000.00
SLM 7 1/4% PFD (CITI)          PFD              78442p700     2073  2000.00 SH       SOLE                  2000.00
GILAT SATELLITE NETWORKS NT CO CONV BD          375255af3      153   166507 PRN      SOLE                   166507
LAMAR ADVERTISING CONVERTIBLE, CONV BD          512815AG6      116   100000 PRN      SOLE                   100000